Condensed consolidated statement of cash flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024		Jun. 30, 2023
Cash flows from operating activities
Profit before tax	$ 5,197		$ 4,350
Finance income and expense	645		654
Share of after tax losses of associates and joint ventures	19		1
Depreciation, amortisation and impairment	2,534		2,778
Movement in working capital and short-term provisions	(584)		(747)
Gains on disposal of intangible assets	(21)		(249)
Fair value movements on contingent consideration arising from business combinations	251		202
Non-cash and other movements	(550)		(594)
Cash generated from operations	7,491		6,395
Interest paid	(583)		(483)
Tax paid	(1,337)		(1,061)
Net cash inflow from operating activities	5,571		4,851
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired	(2,771)		(189)
Payments upon vesting of employee share awards attributable to business combinations			(23)
Payment of contingent consideration from business combinations	(474)		(398)
Purchase of property, plant and equipment	(799)		(517)
Disposal of property, plant and equipment	53		126
Purchase of intangible assets	(1,474)		(1,436)
Disposal of intangible assets	75		288
Movement in profit-participation liability			175
Purchase of non-current asset investments	(67)		(26)
Disposal of non-current asset investments	51		10
Movement in short-term investments, fixed deposits and other investing instruments	42		90
Payments to associates and joint ventures	(140)
Disposal of investments in associates and joint ventures	13
Interest received	206		134
Net cash outflow from investing activities	(5,285)		(1,766)
Net cash inflow before financing activities	286		3,085
Cash flows from financing activities
Proceeds from issue of share capital	11		8
Issue of loans and borrowings	4,976		3,816
Repayment of loans and borrowings	(2,643)		(3,408)
Dividends paid	(3,050)		(3,069)
Hedge contracts relating to dividend payments	(8)		27
Repayment of obligations under leases	(150)		(129)
Movement in short-term borrowings	2,503		72
Payment of Acerta Pharma share purchase liability	(833)		(867)
Net cash inflow/(outflow) from financing activities	806		(3,550)
Net increase/(decrease) in Cash and cash equivalents in the period	1,092		(465)
Cash and cash equivalents at the beginning of the period	5,637		5,983
Exchange rate effects	(52)		(47)
Cash and cash equivalents at the end of the period	6,677		5,471
Cash and cash equivalents	6,916	[1]	5,664
Overdrafts	$ (239)		$ (193)

[1]	The Condensed consolidated statement of financial position as at 30 June 2024 and 30 June 2023 have been reviewed by PricewaterhouseCoopers LLP. The Condensed consolidated statement of financial position as at 31 December 2023 has been audited by PricewaterhouseCoopers LLP.